Cover Page	9 Months Ended
Sep. 25, 2022
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	LiveWire Group, Inc.
Entity Central Index Key	0001898795
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false